Significant Accounting Policies:	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Significant Accounting Policies:

2. Significant Accounting Policies:

(a) Principles of Consolidation: The accompanying Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. The Consolidated Financial Statements include the accounts of Pyxis and its subsidiaries as presented in Note 1 above. All intercompany balances and transactions have been eliminated upon consolidation.

Pyxis, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Pyxis consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. Pyxis evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its Consolidated Financial Statements.

On July 5, 2023, the Company acquired an 60% equity interest in the newly incorporated entity Drykon for a consideration of $6.78 million in cash. The remaining 40% acquired by an entity related to our Chief Executive Officer and Chairman for a consideration of US$4.52 million in cash. An Agreement has been signed, between the shareholders of Drykon where all matters about Drykon’s, structure, operations and governance are determined and agreed in writing. Management assessed the terms of the agreement and concludes that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Drykon, however, there are matters in the agreement requiring unanimous vote of all directors resulting in Pyxis only having a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Drykon and are considered by the management to be participating rights rather than protective in nature. Based on the above and the relevant guidance under ASC 810 “Consolidation”, management has assessed that Drykon is a VIE. Further, management assessed that Pyxis has a controlling variable interest in this VIE due to the fact that i) The minority percentage in Drykon is held by the Company’s Chief Executive Officer and Chairman and his immediate family members ii) The Company’s Chief Executive Officer and Chairman also controls the Company, iii) Based on i) and ii) Drykon’s shareholders are controlled by the same individual and his immediate family members thus, minority’s participating rights are not considered substantive and Pyxis should consolidate Drykon. No gain or loss recognized on the initial consolidation of the VIE. For the year ended December 31, 2023, Drykon recorded a net loss of $502 of which $301 is attributable to Pyxis and $201 is attributable to Non-Controlling Interest (“NCI”). The VIE’s assets and liabilities that have been consolidated in the accompanying Consolidated Balance Sheets are analyzed per classification as follows:

Amount
Total current assets	$770
Total fixed assets, net	28,094
Total other non-current assets	800
Total assets:	$29,664

Total current liabilities	$1,867
Total non-current liabilities	16,999
Total stockholders’ equity	10,798
Total liabilities and stockholders’ equity:	$29,664

(b) Use of Estimates: The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates.

(c) Comprehensive Income / (Loss): The Company follows the provisions of ASC 220 “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Company had no transactions which affect comprehensive income/(loss) during the years ended December 31, 2021, 2022 and 2023 and accordingly, comprehensive income/(loss) was equal to net income/(loss).

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar as the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. Resulting gains or losses are included in Vessel operating expenses in the accompanying Consolidated Statements of Comprehensive Income/(Loss). All amounts in the Consolidated Financial Statements are presented in thousand U.S. dollars rounded to the nearest thousand.

(e) Commitments and Contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date. Disclosure of a contingency is made if there is at least a reasonable possibility that a change in the Company’s estimate of its probable liability could occur in the near future.

(f) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation. The Company assessed the provisions of ASC 326 regarding the collectability of insurance claims recoveries and concluded that there is no material impact on the Company’s Consolidated Financial Statements as of the date of the adoption of ASC 326 on January 1, 2021 and as of December 31, 2022 and 2023, and thus no provision for credit losses was recorded as of those dates.

(g) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with qualified financial institutions with high credit worthiness. The Company performs periodic evaluations of the relative creditworthiness of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.

(h) Cash and Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Restricted cash is associated with pledged retention accounts in connection with the loan repayments and minimum liquidity requirements under the loan agreements discussed in Note 8 and is presented separately in the accompanying Consolidated Balance Sheets. The Company assessed the provisions of ASC 326 for cash equivalents and restricted cash and concluded that there is no impact on the Company’s Consolidated Financial Statements as of the date of the adoption of ASC 326 on January 1, 2020 and as of December 31, 2022 and 2023 and thus no provision for credit losses was recorded as of those dates.

(i) Income Taxes: Neither Pyxis Tankers Inc. nor any of its subsidiaries are subject to income taxes. More specifically, under the laws of the Republic of the Marshall Islands, the country of incorporation of the Company and certain of the Company’s vessel-owning companies, and/or the vessels’ registration, the vessel-owning companies and Pyxis Tankers Inc. as well are not liable for any Marshall Islands income tax on their income. Under the laws of the Republic of Malta, the country of incorporation of certain of the Company’s other vessel-owning companies, and/or the vessels’ registration, these vessel-owning companies are not liable for any Maltese income tax on their income derived from shipping operations, the only operations they have in Malta.

The vessel-owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file income tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. The Company believes that based on current legislation the relevant vessel-owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related vessel-owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel-owning companies are residents of a country granting an equivalent exemption to U.S. persons. The Company and each of its subsidiaries believes it qualifies for this statutory tax exemption for the 2023, 2022 and 2021 taxable years (the tax years that remain subject to examination), and is not liable for U.S. federal income tax. The Company takes this position for United States federal income tax return reporting purposes.

The Company also believes the vessel owning companies are exempt from income taxes in the other ports where they have called under various exemptions for the shipping industry. Instead, a non-income-based tax is levied in certain of the countries where the vessels trade based on their tonnage, which is included in Vessel operating expenses in the accompanying Consolidated Statements of Comprehensive Income/(Loss).

(j) Inventories: Inventories consist of lubricants and bunkers (where applicable) on board the vessels, which are stated at the lower of cost and net realizable value. Cost is determined by the first-in, first-out (“FIFO”) method.

(k) Trade Accounts Receivable, Net and Hire Collected in Advance: Under spot charters, the Company normally issues its invoices to charterers at the completion of the voyage. Invoices are due upon issuance of the invoice. Since the Company satisfies its performance obligation over the time of the spot charter, the Company recognizes its unconditional right to consideration in trade accounts receivable, net of an allowance for credit losses. Trade accounts receivable from spot charters as of December 31, 2022 and 2023, amounted to $10,572 and $4,764, respectively. The allowance for expected credit losses at December 31, 2022 and 2023 was $138 and $60, respectively (Note 2(l)). Under time charter contracts, the Company normally issues invoices on a monthly basis 30 days in advance of providing its services. Trade accounts receivable from time charters as of December 31, 2022 and 2023, amounted to $35 and $260, respectively. Hire collected in advance includes cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The hire collected in advance as of December 31, 2022 and 2023, was 2,133 and $1,173, respectively and concerns hire received in advance from time charters.

(l) Allowance for credit losses: As of January 1, 2020, the Company adopted ASC 326 which requires entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. Under the new guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company adopted the accounting standard using the prospective transition approach as of January 1, 2020, which resulted in a cumulative adjustment of $(9), in the opening balance of accumulated deficit for the fiscal year of 2020.

The adoption of ASC 326 primarily impacted trade receivables recorded on Consolidated Balance Sheet. In particular, the Company assessed that any impairment of receivables arising from operating leases, i.e. time charters, should be accounted for in accordance with Topic 842, Leases, and not in accordance with Topic 326. Impairment of receivables arising from voyage charters, which are accounted for in accordance with Topic 606, Revenues from Contracts with Customers, are within the scope of Subtopic 326 and must therefore be assessed for expected credit losses. The Company assessed collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considered historical collectability based on past due status. The Company also considered customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as Allowance of credit losses in the Consolidated Statements of Comprehensive Income/(Loss).

As of December 31, 2022 and December 31, 2023, the Company concluded on an expected credit loss rate of 1.3% and 1.6% on the total outstanding receivables arising from outstanding receivables from demurrages. Management monitors its trade receivables on a daily and on a charter-by charterer basis in order to determine if adjustments are necessary in the expected credit loss rate. For the year ended December 31, 2020 no additional allowance was warranted, other than that recognized as of January 1, 2020 upon adoption of ASC326. For the year ended December 31, 2022 and December 31, 2023, additional allowance of $118 and a reduction of $78, respectively, were recognized and included in the accompanying Consolidated Statement of Comprehensive Income/(loss) for the related year.

(m) Vessels, Net: Vessels are stated at cost, which consists of the contract price or the fair value of the consideration given on the acquisition date and any material expenses incurred in connection with the acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage, as well as professional fees directly associated with the vessel acquisition). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are expensed as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessels’ remaining estimated economic useful life, after considering the estimated residual value. A vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton. Following the reassessment of the scrap rates effective October 1, 2021, the Company increased the estimated scrap rate per ton from $0.30/ton to $0.34/ton due to higher scrap rates worldwide. This change in accounting estimate did not require retrospective adoption as per ASC 250 “Accounting Changes and Error Corrections”. For fiscal year 2021, the effect of the change in the estimate on the depreciation charge and on net loss was a decrease of $32 with no effect in the loss per share. The Company estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. In the event that future regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life will be adjusted at the date such regulations are adopted.

(n) Impairment of Long-Lived Assets: The Company reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount plus the unamortized dry-dock and survey balances of these assets may not be recoverable.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to time charter equivalent rates by vessel type, while other assumptions include vessels’ operating expenses, management fees, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

To the extent impairment indicators are present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed days and an estimated daily time charter rate for the unfixed days (based on the most recent seven year historical average rates over the remaining estimated useful life of the vessels), expected outflows for vessels’ operating expenses, planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, pursuant to the Company’s existing group management agreement, and fleet utilization. The residual value used in the impairment test is estimated to be $0.34 per lightweight ton in accordance with the vessels’ depreciation policy.

Should the carrying value plus the unamortized dry-dock and survey balance of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying value plus the unamortized dry-dock and survey balance of the vessel over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

The review of the carrying amounts plus the unamortized dry-dock and survey balances in connection with the estimated recoverable amount of the Company’s vessels as of December 31, 2021, 2022 and 2023, did not indicate any impairment charge.

(o) Long-lived Assets Classified as Held for Sale: The Company classifies long-lived assets and disposal groups as being held-for-sale in accordance with ASC 360, “Property, Plant and Equipment”, when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets classified as held-for-sale are measured at the lower of their carrying amount or fair value less costs to sell. According to ASC 360-10-35, the fair value less costs to sell of the long-lived asset (disposal group) should be assessed at each reporting period it remains classified as held-for-sale. Subsequent changes in the long-lived asset’s fair value less costs to sell (increase or decrease) would be reported as an adjustment to its carrying amount, not exceeding the carrying amount of the long-lived asset at the time it was initially classified as held-for-sale. These long-lived assets are not depreciated once they meet the criteria to be classified as held-for-sale and are classified in current assets on the Consolidated Balance Sheet.

(p) Financial Derivative Instruments: The Company enters into interest rate derivatives to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the Consolidated Financial Statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income/(loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or its designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the Consolidated Statement of Comprehensive Income/(loss). If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to the current period’s Consolidated Statement of Comprehensive Income/(loss) as financial income or expense.

(q) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs, whereby actual costs incurred at the yard and parts used in the dry-docking or special survey, are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the shipyard and costs incurred in the dry-docking or special survey. If a dry-dock or a survey is performed prior to the scheduled date, any remaining unamortized balances of the previous dry-dock and survey are immediately written-off. Unamortized dry-dock and survey balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held-for-sale and are not recoverable as of the date of such classification are immediately written-off and included in the resulting loss on vessels held-for-sale.

(r) Interest Income, Interest and Finance Costs: We incur interest expense on outstanding indebtedness under our existing credit facilities which we include in interest expense. Finance costs also include financing and legal costs in connection with establishing and amending those facilities, which are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Costs associated with new loans or refinancing of existing ones, which meet the criteria for debt modification, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as a direct deduction from the carrying amount of the debt liability. Such costs are deferred and amortized to Interest and finance costs in the Consolidated Statements of Comprehensive Income/(Loss) during the life of the related debt using the effective interest method. For loans repaid or refinanced that meet the criteria of debt extinguishment, the difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss in the Consolidated Statement of Comprehensive Income/(loss). Commitment fees relating to undrawn loan principal are expensed as incurred. Further, we earn interest on cash deposits in interest-bearing accounts and on interest-bearing securities, which we included in interest income. We will incur additional interest expense in the future on our outstanding borrowings and under future borrowings. “Interest Income” from time deposits of $1,240 recognized during the year in the accompanying Consolidated Statement of Comprehensive Income/(loss) as of December 31, 2023.

(s) Fair Value Measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

● Level 1: Quoted market prices in active markets for identical assets or liabilities;

● Level 2: Observable market- based inputs or unobservable inputs that are corroborated by market data;

● Level 3: Unobservable inputs that are not corroborated by market data.

(t) Segment Reporting: The Company has determined that it operates under two reportable segments, one relating to its operations of the medium range tanker vessels and one to the operations of the dry-bulk vessels. Prior to 2023, the Company was operating only tanker vessels thus, had identified only one reportable segment. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company’s Consolidated Financial Statements. Segment results are evaluated based on income from operations (see also note 15). For both segments, the Company reports financial information and evaluates the operations of the two segments by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the two fleets. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(u) Income/(Loss) per Share: Basic income/(loss) per share is computed by dividing the net income/(loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period.

The computation of diluted income/(loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the equity incentive plan and the Promissory Note. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the Series A Convertible Preferred Shares into common shares. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. As the Company reported losses for the year ended December 31, 2021, the effect of any incremental shares would be antidilutive and thus excluded from the computation of loss per share. However, for the year ended December 31, 2022 and 2023 the effect of any incremental shares dilutes the income per share and has been included in diluted earnings per share calculations.

(w) Revenues, net: The Company generates its revenues from charterers. The vessels are chartered using either spot charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate.

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
Revenues derived from spot charters, net	$13,711	$39,099	$12,665
Revenues derived from time charters, net	11,630	19,245	32,803
Revenues, net	$25,341	$58,344	$45,468

Revenue from customers (ASC 606): The Company assessed its contracts with charterers for spot charters and concluded that there is one single performance obligation for its spot charter, which is to provide the charterer with a transportation service within a specified time period. In addition, the Company has concluded that a spot charter meets the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. The Company’s method of revenue recognition is load-to-discharge thus, there is no revenue being recognized from discharge of the prior spot charter to loading of the current spot charter and all revenue being recognized from loading of the current spot charter to discharge of the current spot charter. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the spot charter. The Company has determined that demurrage represents a variable consideration and estimates demurrage at contract inception. Demurrage income estimated, net of address commission, is recognized over the time of the charter as the performance obligation is satisfied.

Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of brokerage commissions, port and canal costs and bunker consumption, during the spot charter (load-to-discharge) and during the ballast voyage (date of previous discharge to loading, assuming a new charter has been agreed before the completion of the previous spot charter). The Company recognize the voyage costs during the ballast voyage represented costs to fulfil a contract which give rise to an asset that being capitalized and amortized over the spot charter, consistent with the recognition of voyage revenues from spot charter from load-to-discharge, while voyage costs incurred during the spot charter should be expensed as incurred. With respect to incremental costs, the Company has adopted the practical expedient in the guidance and any costs to obtain a contract will be expensed as incurred, for the Company’s spot charters that do not exceed one year. Vessel operating expenses are expensed as incurred.

In addition, pursuant to this standard and the Leases standard (discussed below), the Company presents Revenues net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue in the accompanying Consolidated Statements of Comprehensive Income/(Loss).

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

Leases: The Company has assessed our time charter contracts under the criteria imposed by ASC 842 and have concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company has concluded that the criteria for not separating the lease and non-lease components of our time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels, is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. After the lease commencement date, the Company evaluate lease modifications, if any, that could result in a change in the accounting for leases. For a lease modification, an evaluation is performed to determine if it should be treated as either a separate lease or a change in the accounting of an existing lease. Brokerage and address commissions on time charter revenues are deferred and amortized over the related voyage period, to the extent revenue has been deferred, since commissions are earned as revenues earned, and are presented in voyage expenses and as a reduction to voyage revenues (see above), respectively. Vessel operating expenses are expensed as incurred. As per the accounting policy election, the Company do not recognize contract fulfillment costs for time charters under ASC 340-40.

Revenues for the years ended December 31, 2021, 2022 and 2023, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Year ended December 31,
	2021	2022	2023
A	27%	—	43%
B	—	41%	24%
C	17%	27%	18%
D	12%	—	—
Total	56%	68%	85%

The maximum aggregate amount of loss due to credit risk, net of related allowances, that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant charter parties, amounted to $8,834 and $1,843 as of December 31, 2022 and 2023, respectively.

(x) Restricted Cash: The Company follows the provisions of ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that the statement of cash flows explain the change in the total of cash and cash equivalents and restricted cash. Restricted cash of $2,626 and $1,800 as at December 31, 2022 and 2023, respectively, has been aggregated with cash and cash equivalents in both the beginning-of-year and end-of-year line items of the consolidated statements of cash flows for each of the periods presented (Notes 2 and 8).

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2021, 2022 and 2023.

	December 31,
	2021	2022	2023
Cash and cash equivalents	$6,180	$7,563	$34,539
Restricted cash, current portion	944	376	—
Restricted cash, net of current portion	2,750	2,250	1,800
Total cash and cash equivalents and restricted cash	$9,874	$10,189	$36,339

(y) Short-term investments: Short-term investments consist of short-term time deposits with no early redemption feature and with maturities in excess of three months but less than twelve months at the time of purchase and are stated at amortized cost, which approximates their fair value due to their short-term nature. As of December 31, 2023 and 2022 short-term investment in cash time deposits amounted $20,000 and $nil respectively. Interest Income from time deposits for the years ended December 31, 2021, 2022 and 2023 amounted to nil, nil and $1,240 respectively and is presented separately in the accompanying Consolidated Statements of Comprehensive Income/(Loss). The Company assessed the provisions of ASC 326 for short-term time deposits and concluded that there is no impact on the Company’s Consolidated Financial Statements as of the date of the adoption of ASC 326 on January 1, 2020 and as of December 31, 2022 and 2023 and thus no provision for credit losses was recorded as of those dates.

(z) Business combinations: The Company follows the provisions of ASU No. 2017-01, “Business Combinations” (Topic 805) which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance, the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business.

(aa) Debt Modifications and Extinguishments: The Company follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This standard also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this standard provides guidance on the appropriate accounting treatment. “Loss from debt extinguishment” of $541, $34 and $379 recognized in the accompanying Consolidated Statement of Comprehensive Income/(loss) as of December 31, 2021, 2022 and 2023, respectively.

(ab) Distinguishing Liabilities from Equity: The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company in its assessment for the accounting of the Series A Convertible Preferred Shares and warrants issued in connection with the October 13, 2020 public offering and the July 16, 2021, follow-on offering, has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the Series A Convertible Preferred Shares and warrants should be classified as equity instead of liability (Note 9). The Company further analyzed key features of the Series A Convertible Preferred Shares and detachable warrants to determine whether these are more akin to equity or to debt and concluded that the Series A Convertible Preferred Shares and warrants are equity-like. In its assessment, the Company identified certain embedded features and examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed.

(ac) Share based payments: The Company has issued restricted share awards which are measured at their grant date fair value and are not subsequently re-measured. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

(ad) Deferred financing costs: Deferred financing costs are amortized over the term of the respective loan using the effective interest rate method and are included in the consolidated statements of operations in “Interest expense and finance costs, net”. The unamortized portion of debt issuance costs are presented as a deduction from the Group’s corresponding liability. Any unamortized balance of costs relating to loans extinguished is expensed in the period in which the extinguishment is made.

(ae) New Accounting Pronouncements – Not Yet Adopted: Disclosure Improvements: In October 2023, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. The amendments in this Update modify the disclosure or presentation requirements of a variety of Topics in the Codification. Certain of the amendments represent clarifications to or technical corrections of the current requirements. The effective date for each amendment of the ASU 2023-06 will be, for entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. For all other entities, the amendments will be effective two years later. The amendments in ASU 2023-06 should be applied prospectively. The Company evaluated the impact of this ASU on its financial Statements and determined that there is no impact as the disclosure improvements required by the ASU amendments are already required by the SEC’s Regulation S-X and Regulation S-K.

Segment Reporting: In November 2023, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2023-07 “Segment reporting (Topic 280): Improvements to reportable segment disclosures”. The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses. The amendments introduce a new requirement to disclose significant segment expenses regularly provided to the chief operating decision maker (CODM), extend certain annual disclosures to interim periods, clarify single reportable segment entities must apply ASC 280 in its entirety, permit more than one measure of segment profit or loss to be reported under certain conditions and require disclosure of the title and position of the CODM. ASU 2023-07 is effective for public entities fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact this guidance may have on its Consolidated Financial Statements and related disclosures.